Employee benefit plans - Amounts Recognized in AOCI, Benefit Expense (Income), and OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes	$ (45,707)	$ (48,969)	$ (51,165)
Net prior service credit (cost)	(253)	(313)	(398)
Deferred income taxes assets (liabilities)	(1,157)	0	0
Net amount recognized in accumulated other comprehensive income (loss)	(47,117)	(49,282)	(51,563)
Expense component
Service cost	0	0	0
Interest cost	5,235	5,134	5,367
Expected return on plan assets	(6,399)	(6,240)	(6,117)
Amortization of net actuarial (gains) losses	2,341	2,358	2,284
Amortization of prior service (credit) loss	82	79	79
Defined benefit (income) expense	1,259	1,331	1,613
Defined contribution expense	8,380	8,363	8,525
Total benefit (income) expense	9,639	9,694	10,138
Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year	1,439	(288)	(5,762)
Amortization of net actuarial (gains) losses	2,341	2,358	2,284
Amortization of prior service (credit) cost	82	79	79
Change in deferred taxes	(1,135)	0	0
Foreign exchange adjustment	(562)	132	(259)
Total changes recognized in other comprehensive income (loss)	2,165	2,281	(3,658)
Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial gain (loss), excluding deferred taxes	22,291	22,022	18,114
Net prior service credit (cost)	(5,246)	(5,770)	(6,294)
Deferred income taxes assets (liabilities)	0	0	0
Net amount recognized in accumulated other comprehensive income (loss)	17,045	16,252	11,820
Expense component
Service cost	43	54	76
Interest cost	4,369	4,385	4,786
Expected return on plan assets	0	0	0
Amortization of net actuarial (gains) losses	(602)	524	524
Amortization of prior service (credit) loss	524	(2,311)	(1,333)
Defined benefit (income) expense	4,334	2,652	4,053
Defined contribution expense	0	0	0
Total benefit (income) expense	4,334	2,652	4,053
Other changes recognized in other comprehensive income (loss)
Net gain (loss) arising during the year	871	6,219	4,919
Amortization of net actuarial (gains) losses	(602)	524	524
Amortization of prior service (credit) cost	524	(2,311)	(1,333)
Change in deferred taxes	0	0	0
Foreign exchange adjustment	0	0	0
Total changes recognized in other comprehensive income (loss)	$ 793	$ 4,432	$ 4,110